Income Taxes	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

16. INCOME TAXES

BVI

The Company is incorporated in the BVI and conducts its primary business operations through the subsidiaries in the U.S. and PRC Under the current laws of the BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

GISN (HK) Limited is a holding company registered in Hong Kong and had no operating profit and no taxable income for the six months ended June 30, 2023.

PRC

The Group’s subsidiaries in the PRC are subject to tax at the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Hua You Sheng Future (Beijing) Technology Co., Ltd. is entitled to a preferential income tax treatment as they qualify as small and micro-sized enterprises. For the six months ended June 30, 2022 and 2023, if the annual taxable income of small and micro- profit enterprises does not exceed RMB 1,000, 12.5% shall be included in the taxable income and the enterprise income tax rate shall be 20%; if the annual taxable income exceeds RMB 1,000 but does not exceed RMB 3,000, 25% shall be included in the taxable income and the enterprise income tax shall be paid at the rate of 20%.

Dividends, interests, rent and royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with PRC that provides for a reduced withholding tax rate or an exemption from withholding tax.

United States

The Group’s subsidiaries in the U.S. are subject to the U.S. federal corporate income tax and New York as well as Delaware state income tax at a rate of 21%, 6.5% and 8.7%, respectively, for the six months ended June 30, 2022 and 2023.

The Group’s Chinese subsidiaries tax returns filed with Chinese governments for the years after 2019 remain open for statutory examination by PRC tax authorities. The Group’s US subsidiaries tax returns filed with governments remain open for statutory examination by tax authorities in the future.

The Group’s loss before income taxes consisted of:

	For the six months ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Non-US	(9,035)	(23,507)	(3,241)
US	—	(20,032)	(2,763)
Total	(9,035)	(43,539)	(6,004)

The current and deferred components of income tax benefit appearing in the unaudited condensed consolidated statements of comprehensive income are as follows:

	For the six months ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Current tax expense	—	—	—
Deferred tax benefit	—	79	11
Total	—	79	11

The reconciliation of tax computed by applying the federal statutory income tax rate of 21% for the six months ended June 30, 2022 and 2023 applicable to the U.S. operations to income tax benefit were as follows:

	For the six months ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Loss before income taxes	(9,035)	(43,539)	(6,004)
Income tax benefit computed at the statutory income tax rate at 21%	(1,897)	9,142	1,261
International rate differences	1,897	(4,726)	(652)
Change in valuation allowance	—	(4,337)	(598)
Income tax benefit	—	79	11

Deferred Taxes

The significant components of deferred taxes were as follows:

	As of December 31,
	December 31,	June 30,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Net loss carryforward	1,900	9,608	1,325
Valuation allowance	(1,900)	(9,608)	(1,325)
Total deferred tax assets.	—	—	—

Deferred tax liabilities:
Long-lived assets arising from acquisitions	—	2,938	405
Total deferred tax liabilities.	—	2,938	405

The Group operates through several subsidiaries. Valuation allowance is considered for each of the entities.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2022 and June 30, 2023, the Company and all of its subsidiaries were in a cumulative loss position, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of June 30, 2023, the Group had PRC net operating losses of RMB10,342 (US$ 1,426), which will expire from 2023 to 2027 if not utilized. As of June 30, 2023, the Group had Hongkong net operating losses of RMB 307 (US$42) that can be carried forward indefinitely for deduction in future periods. As of June 30, 2023, the Group had U.S. net operating losses of RMB33,198 (US$4,578) for U.S. federal and state income tax purposes. The Group files state tax returns in both New York and Delaware. U.S. federal net operating losses are limited to 80% and can be utilized indefinitely. State net operating losses can be carried forward for 20 years and will begin to expire from 2038 to 2042.